UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00862
The Growth Fund of America
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class A | AGTHX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.61%

Management's discussion of fund performance
The fund’s Class A shares gained 30.05% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class A (with sales charge) *	22.59%	14.29%	12.24%
The Growth Fund of America — Class A (without sales charge) *	30.05%	15.65%	12.91%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional informati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by C api
tal Group or your financial intermediary.
Lit. No. MFAAARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class C | GFACX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 156	1.36%

Management's discussion of fund performance
The fund’s Class C shares gained 29.09% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class C (with sales charge) *	28.09%	14.79%	12.21%
The Growth Fund of America — Class C (without sales charge) *	29.09%	14.79%	12.21%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector

(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class T | TFGAX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 40	0.35%

Management's discussion of fund performance
The fund’s Class T shares gained 30.39% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class T (with sales charge) 2	27.12%	15.35%	14.31%
The Growth Fund of America — Class T (without sales charge) 2	30.39%	15.94%	14.70%
S&P 500 Index 3	27.14%	15.92%	14.52%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class F-1 | GFAFX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 76	0.66%

Management's discussion of fund performance
The fund’s Class F-1 shares gained 29.98% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by
the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class F-1 *	29.98%	15.60%	12.85%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class F-2 | GFFFX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 46	0.40%

Management's discussion of fund performance
The fund’s Class F-2 shares gained 30.32% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive retu
rns for t
he fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class F-2 *	30.32%	15.90%	13.15%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class F-3 | GAFFX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 33	0.29%

Management's discussion of fund performance
The fund’s Class F-3 shares gained 30.46% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced pos
itive
returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class F-3 2	30.46%	16.02%	14.75%
S&P 500 Index 3	27.14%	15.92%	14.59%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-A | CGFAX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 75	0.65%

Management's discussion of fund performance
The fund’s Class 529-A shares gained 30.00% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-A (with sales charge) *	25.44%	14.79%	12.44%
The Growth Fund of America — Class 529-A (without sales charge) *	30.00%	15.61%	12.84%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-C | CGFCX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 160	1.40%

Management's discussion of fund performance
The fund’s Class 529-C shares gained 29.03% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-C (with sales charge) *	28.03%	14.74%	12.41%
The Growth Fund of America — Class 529-C (without sales charge) *	29.03%	14.74%	12.41%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-E | CGFEX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clas s 529-E	$ 101	0.88%

Management's discussion of fund performance
The fund’s Class 529-E shares gained 29.72% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-E *	29.72%	15.34%	12.58%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-T | TAFFX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 48	0.42%

Management's discussion of fund performance
The fund’s Class 529-T shares gained 30.30% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class 529-T (with sales charge) 2	27.05%	15.29%	14.25%
The Growth Fund of America — Class 529-T (without sales charge) 2	30.30%	15.88%	14.64%
S&P 500 Index 3	27.14%	15.92%	14.52%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-F-1 | CGFFX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.43%

Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 30.28% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-F-1 *	30.28%	15.86%	13.08%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-F-2 | FAFGX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 46	0.40%

Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 30.33% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
The Growth Fund of America — Class 529-F-2 2	30.33%	13.48%
S&P 500 Index 3	27.14%	17.11%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-F-3 | FFAFX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investm
en
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 40	0.35%

Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 30.39% for the
year
ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
The Growth Fund of America — Class 529-F-3 2	30.39%	13.53%
S&P 500 Index 3	27.14%	17.11%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The
li
n
e chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional informatio
n
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-1 | RGAAX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 158	1.38%

Management's discussion of fund performance
The fund’s Class R-1 shares gained 29.06% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates.
However
, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gai
ns.

Average annual total retur
ns
	1 year	5 years	10 years
The Growth Fund of Am erica — Class R-1 *	29.06%	14.77%	12.04%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover ra te	25%
Portfolio holdings by sector
(percent of
net
ass
et
s)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multi ple ac
counts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-2 | RGABX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 158	1.38%

Management's discussion of fund performance
The fund’s Class R-2 shares gained 29.05% for the year ended August 31, 2024. That result compares
with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital g
ains.

Average annual total retu
r
ns
	1 year	5 years	10 years
The Growth Fund of America — Class R-2 *	29.05%	14.76%	12.04%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net asset
s)
Availability of additional informati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-2E | RGEBX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 125	1.09%

Management's discussion of fund performance
The fund’s Class R-2E shares gained 29.43% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-2E *	29.43%	15.10%	12.40%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-3 | RGACX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 108	0.94%

Management's discussion of fund performance
The fund’s Class R-3 shares gained 29.62% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-3 *	29.62%	15.27%	12.54%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-4 | RGAEX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 74	0.64%

Management's discussion of fund performance
The fund’s Class R-4 shares gained 30.00% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-4 *	30.00%	15.62%	12.87%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-5E | RGAHX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
hypothetical
$10,00
0 investme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 51	0.44%

Management's discussion of fund performance
The fund’s Class R-5E shares gained 30.27% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class R-5E 2	30.27%	15.86%	14.03%
S&P 500 Index 3	27.14%	15.92%	14.03%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-5 | RGAFX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 39	0.34%

Management's discussion of fund performance
The fund’s Class R-5 shares gained 30.41% for the year ended August 31, 2024. That result compares with
a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-5 *	30.41%	15.97%	13.21%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-005-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-6 | RGAGX
for the year ended August 31, 2024
This annual shareholder report contains important information about The Growth Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 33	0.29%

Management's discussion of fund performance
The fund’s Class R-6 shares gained
30.48
% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-6 *	30.48%	16.03%	13.27%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-005-1024 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Joseph J. Bonner, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2024	276,000	41,000	12,000	None
August 31, 2023	126,000	46,000	13,000	None
Adviser and Affiliates2
August 31, 2024	Not Applicable	2,489,000	None	11,000
August 31, 2023	Not Applicable	1,937,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
August 31, 2024	2,554,000
August 31, 2023	1,996,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Growth Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2024
Lit. No. MFGEFP4-005-1024 © 2024 Capital Group. All rights reserved.

Investment portfolio August 31, 2024

Common stocks 96.21%		Shares	Value (000)
Information technology 25.75%
	Microsoft Corp.	40,020,432	$16,694,123
	NVIDIA Corp.	82,393,553	9,835,318
	Broadcom, Inc.	56,400,187	9,183,078
	Apple, Inc.	29,887,753	6,844,295
	Taiwan Semiconductor Manufacturing Co., Ltd.	113,386,000	3,385,619
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,097,537	703,547
	Salesforce, Inc.	13,679,966	3,459,663
	ASML Holding NV	1,521,734	1,376,307
	ASML Holding NV (ADR)	1,474,325	1,332,598
	Shopify, Inc., Class A, subordinate voting shares[1]	30,336,478	2,247,023
	ServiceNow, Inc.[1]	1,983,706	1,696,069
	Applied Materials, Inc.	8,479,153	1,672,598
	Cloudflare, Inc., Class A1	19,520,442	1,603,409
	Synopsys, Inc.[1]	2,636,937	1,370,100
	Motorola Solutions, Inc.	2,926,280	1,293,533
	Texas Instruments, Inc.	5,986,964	1,283,246
	MicroStrategy, Inc., Class A1,2	8,240,520	1,091,210
	Constellation Software, Inc.	313,009	1,022,117
	Arista Networks, Inc.[1]	2,778,678	981,929
	Micron Technology, Inc.	7,435,007	715,545
	Palo Alto Networks, Inc.[1]	1,336,353	484,722
	Dell Technologies, Inc., Class C	4,060,926	469,199
	Adobe, Inc.[1]	719,337	413,194
	Atlassian Corp., Class A1	2,396,791	396,909
	SAP SE	1,439,426	313,949
	MongoDB, Inc., Class A1	1,024,648	297,957
	Unity Software, Inc.[1]	17,523,088	286,853
	Monolithic Power Systems, Inc.	299,079	279,543
	Oracle Corp.	1,765,128	249,395
	Datadog, Inc., Class A1	2,071,890	240,878
	Roper Technologies, Inc.	343,482	190,430
	DocuSign, Inc.[1]	3,215,944	190,416
	NICE, Ltd. (ADR)[1]	1,007,117	174,977
	Aurora Innovation, Inc., Class A1	34,242,700	159,913
	ASM International NV	210,463	143,347
	EPAM Systems, Inc.[1]	640,236	128,534
	Fair Isaac Corp.[1]	73,697	127,516
	First Solar, Inc.[1]	540,682	122,935
	Flex, Ltd.[1]	3,715,000	120,700
	Elastic NV, non-registered shares[1]	1,393,386	106,162
	RingCentral, Inc., Class A1	2,998,917	99,954
	Accenture PLC, Class A	254,711	87,098
	Autodesk, Inc.[1]	307,643	79,495
	Snowflake, Inc., Class A1	635,529	72,597
	Wolfspeed, Inc.[1,2,3]	7,158,990	69,800
	MKS Instruments, Inc.	546,356	65,142
	GitLab, Inc., Class A1	1,074,258	50,920
	HubSpot, Inc.[1]	81,417	40,633
	Stripe, Inc., Class B1,4,5	1,153,942	31,745
	Nutanix, Inc., Class A1	456,200	28,827
	Seagate Technology Holdings PLC	251,452	25,032
	SK hynix, Inc.	91,219	11,934
			73,352,033

Consumer discretionary 14.66%
	Amazon.com, Inc.[1]	57,452,037	10,255,189
	Tesla, Inc.[1]	23,417,317	5,013,882
	Royal Caribbean Cruises, Ltd.[1,3]	23,595,011	3,884,211
	Chipotle Mexican Grill, Inc.[1]	33,175,634	1,860,490
	DoorDash, Inc., Class A1	13,291,986	1,710,812
	Flutter Entertainment PLC[1]	7,821,780	1,661,424
	D.R. Horton, Inc.	7,735,589	1,460,170
	Airbnb, Inc., Class A1	10,407,630	1,220,919
	MercadoLibre, Inc.[1]	518,191	1,068,334
	Booking Holdings, Inc.	266,023	1,039,945

1	The Growth Fund of America

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	NVR, Inc.[1]	94,545	$867,210
	Home Depot, Inc.	2,334,955	860,431
	LVMH Moët Hennessy-Louis Vuitton SE	1,139,466	854,736
	Hermès International	279,536	670,608
	Tractor Supply Co.	2,451,742	655,964
	Las Vegas Sands Corp.	16,429,110	640,571
	Hilton Worldwide Holdings, Inc.	2,837,955	623,328
	General Motors Co.	11,154,593	555,276
	Burlington Stores, Inc.[1]	1,900,277	509,730
	Floor & Decor Holdings, Inc., Class A1	4,270,796	480,208
	Coupang, Inc., Class A1	21,473,603	475,640
	Caesars Entertainment, Inc.[1,3]	12,359,626	465,216
	Evolution AB	4,065,181	423,141
	Starbucks Corp.	4,166,667	394,042
	Lennar Corp., Class A	2,152,408	391,867
	Mattel, Inc.[1,3]	17,223,802	326,908
	Wayfair, Inc., Class A1	7,666,564	326,212
	Polaris, Inc.[3]	3,844,398	325,428
	NIKE, Inc., Class B	3,580,491	298,327
	MGM Resorts International[1]	6,455,000	242,643
	lululemon athletica, Inc.[1]	919,764	238,651
	Aptiv PLC[1]	2,825,072	202,077
	Toll Brothers, Inc.	1,299,194	187,175
	Amadeus IT Group SA, Class A, non-registered shares	2,608,871	176,029
	TopBuild Corp.[1]	441,459	173,502
	adidas AG	674,261	172,475
	Norwegian Cruise Line Holdings, Ltd.[1]	9,579,858	171,384
	DraftKings, Inc., Class A1	4,435,959	153,041
	Ferrari NV (EUR denominated)	297,675	147,946
	Service Corp. International	1,624,261	127,131
	Aramark	3,362,081	123,153
	YUM! Brands, Inc.	670,147	90,416
	YETI Holdings, Inc.[1]	1,717,972	69,269
	Marriott International, Inc., Class A	215,582	50,595
	Darden Restaurants, Inc.	313,036	49,507
	Churchill Downs, Inc.	336,203	46,722
			41,741,935

Health care 14.56%
	Eli Lilly and Co.	7,515,535	7,215,064
	UnitedHealth Group, Inc.	9,529,722	5,624,442
	Vertex Pharmaceuticals, Inc.[1]	8,128,326	4,030,756
	Regeneron Pharmaceuticals, Inc.[1]	3,135,480	3,714,572
	Alnylam Pharmaceuticals, Inc.[1,3]	10,609,427	2,786,990
	Thermo Fisher Scientific, Inc.	3,627,613	2,231,236
	Intuitive Surgical, Inc.[1]	3,935,777	1,938,882
	Novo Nordisk AS, Class B	10,176,286	1,416,922
	Boston Scientific Corp.[1]	16,990,239	1,389,632
	GE HealthCare Technologies, Inc.	13,613,351	1,154,684
	Danaher Corp.	3,624,419	976,092
	HCA Healthcare, Inc.	2,222,381	879,152
	Stryker Corp.	2,138,848	770,884
	Abbott Laboratories	6,699,456	758,847
	Exact Sciences Corp.[1]	8,496,745	524,164
	Mettler-Toledo International, Inc.[1]	321,380	462,492
	BioMarin Pharmaceutical, Inc.[1]	4,971,836	453,481
	Molina Healthcare, Inc.[1]	1,294,307	452,736
	DexCom, Inc.[1]	6,356,543	440,763
	Humana, Inc.	1,134,986	402,318
	Amgen, Inc.	1,094,267	365,299
	Centene Corp.[1]	4,327,633	341,147
	Insulet Corp.[1]	1,404,830	284,857
	AbbVie, Inc.	1,400,368	274,906
	Insmed, Inc.[1]	3,591,586	274,649
	Veeva Systems, Inc., Class A1	1,203,499	260,485
	EssilorLuxottica SA	995,000	235,717
	Sarepta Therapeutics, Inc.[1]	1,654,174	224,604
	Zoetis, Inc., Class A	1,207,731	221,607

The Growth Fund of America	2

Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Align Technology, Inc.[1]	739,549	$175,436
	Ascendis Pharma AS (ADR)[1]	1,063,909	147,298
	IQVIA Holdings, Inc.[1]	552,000	138,856
	QIAGEN NV1	2,816,196	128,728
	AstraZeneca PLC	631,582	110,362
	Vaxcyte, Inc.[1]	1,213,806	98,027
	CVS Health Corp.	1,669,728	95,575
	Daiichi Sankyo Co., Ltd.	1,823,000	76,672
	Elevance Health, Inc.	126,879	70,658
	Verily Life Sciences, LLC[1,4,5]	673,374	70,327
	NovoCure, Ltd.[1]	3,302,638	64,203
	BeiGene, Ltd. (ADR)[1]	304,995	58,492
	CRISPR Therapeutics AG1,2	870,389	41,535
	Guardant Health, Inc.[1]	1,559,981	39,904
	Ionis Pharmaceuticals, Inc.[1]	825,527	39,361
	Biohaven, Ltd.[1]	271,571	10,700
	agilon health, Inc.[1]	1,639,529	6,689
			41,480,203

Communication services 12.84%
	Meta Platforms, Inc., Class A	30,370,029	15,832,200
	Alphabet, Inc., Class A	34,732,142	5,674,538
	Alphabet, Inc., Class C	32,717,439	5,401,976
	Netflix, Inc.[1]	8,273,855	5,802,868
	Charter Communications, Inc., Class A1	3,368,573	1,170,714
	Tencent Holdings, Ltd.	17,665,100	853,790
	Take-Two Interactive Software, Inc.[1]	3,089,569	499,614
	T-Mobile US, Inc.	1,823,710	362,408
	Snap, Inc., Class A, nonvoting shares[1]	29,899,824	279,264
	Frontier Communications Parent, Inc.[1]	7,968,994	229,507
	Verizon Communications, Inc.	5,254,396	219,529
	Comcast Corp., Class A	3,408,612	134,879
	Pinterest, Inc., Class A1	1,897,900	60,809
	Epic Games, Inc.[1,4,5]	84,249	50,549
			36,572,645

Industrials 11.98%
	General Electric Co.	24,642,582	4,303,088
	TransDigm Group, Inc.	2,711,650	3,723,665
	Uber Technologies, Inc.[1]	46,695,206	3,414,820
	Carrier Global Corp.	41,645,582	3,030,965
	Boeing Co.[1]	16,540,347	2,873,720
	United Rentals, Inc.	2,748,823	2,037,592
	Caterpillar, Inc.	4,609,284	1,641,366
	Ingersoll-Rand, Inc.	15,341,101	1,402,944
	Republic Services, Inc.	3,970,237	826,643
	Airbus SE, non-registered shares	5,100,993	786,219
	Safran SA	3,329,717	729,034
	Delta Air Lines, Inc.	15,674,419	666,006
	XPO, Inc.[1]	5,565,930	637,967
	Axon Enterprise, Inc.[1]	1,736,411	633,738
	Eaton Corp. PLC	1,956,317	600,452
	Recruit Holdings Co., Ltd.	9,427,700	588,744
	United Airlines Holdings, Inc.[1]	12,788,697	563,214
	HEICO Corp.	1,887,899	484,360
	HEICO Corp., Class A	303,660	60,759
	GE Vernova, Inc.[1]	2,308,642	464,037
	Ryanair Holdings PLC (ADR)	3,983,891	444,045
	Ryanair Holdings PLC	315,525	5,579
	Equifax, Inc.	1,345,248	413,166
	Union Pacific Corp.	1,532,584	392,479
	Dayforce, Inc.[1]	6,364,176	363,840
	Southwest Airlines Co.	12,468,249	360,582
	Old Dominion Freight Line, Inc.	1,833,856	353,567
	Saia, Inc.[1]	874,192	328,548
	FTAI Aviation, Ltd.	2,437,145	311,491
	Quanta Services, Inc.	744,204	204,753
	Copart, Inc.[1]	3,807,889	201,666

3	The Growth Fund of America

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Core & Main, Inc., Class A1	3,986,477	$191,470
	Generac Holdings, Inc.[1]	942,790	147,575
	Paylocity Holding Corp.[1]	899,483	145,177
	Canadian Pacific Kansas City, Ltd.	1,728,944	143,399
	FedEx Corp.	470,123	140,459
	RTX Corp.	1,046,024	129,017
	APi Group Corp.[1]	2,878,565	102,333
	WillScot Holdings Corp., Class A1	1,961,020	75,578
	Daikin Industries, Ltd.	560,000	71,263
	Simpson Manufacturing Co., Inc.	342,274	62,657
	Bombardier, Inc., Class B1	541,102	37,164
	GFL Environmental, Inc., subordinate voting shares	437,700	18,957
	Einride AB1,4,5	267,404	7,728
			34,121,826

Financials 8.72%
	Mastercard, Inc., Class A	9,023,379	4,361,360
	KKR & Co., Inc.	19,121,536	2,366,672
	Visa, Inc., Class A	7,286,397	2,013,742
	Progressive Corp.	6,207,692	1,565,580
	BlackRock, Inc.	1,150,538	1,037,567
	Affirm Holdings, Inc., Class A1	21,107,015	928,920
	Blackstone, Inc.	5,853,658	833,327
	Apollo Asset Management, Inc.	7,140,192	826,334
	Goldman Sachs Group, Inc.	1,474,070	752,144
	Wells Fargo & Co.	11,065,023	646,972
	Discover Financial Services	4,623,650	641,346
	Marsh & McLennan Companies, Inc.	2,670,324	607,525
	Berkshire Hathaway, Inc., Class B1	1,215,489	578,475
	Toast, Inc., Class A1	22,903,250	569,375
	Brookfield Corp., Class A	10,688,135	537,399
	Bank of America Corp.	13,171,079	536,721
	Blue Owl Capital, Inc., Class A	25,100,233	442,768
	MSCI, Inc.	727,384	422,312
	Nu Holdings, Ltd., Class A1	27,895,166	417,591
	Morgan Stanley	3,697,932	383,143
	UBS Group AG	12,079,690	369,939
	Ryan Specialty Holdings, Inc., Class A	5,627,421	363,700
	East West Bancorp, Inc.	4,208,670	353,823
	Essent Group, Ltd.[3]	5,446,751	350,172
	PNC Financial Services Group, Inc.	1,750,826	324,060
	PayPal Holdings, Inc.[1]	3,464,484	250,933
	JPMorgan Chase & Co.	1,080,856	242,976
	Chubb, Ltd.	844,402	239,962
	Ares Management Corp., Class A	1,604,907	234,958
	Fiserv, Inc.[1]	1,146,877	200,245
	Block, Inc., Class A1	2,679,961	177,092
	Capital One Financial Corp.	1,075,254	157,987
	Intercontinental Exchange, Inc.	971,217	156,900
	AIA Group, Ltd.	19,275,888	137,493
	American International Group, Inc.	1,710,446	131,790
	Arch Capital Group, Ltd.[1]	1,086,485	122,871
	Tradeweb Markets, Inc., Class A	1,025,594	121,266
	First Citizens BancShares, Inc., Class A	52,951	107,528
	T. Rowe Price Group, Inc.	908,955	96,386
	Trupanion, Inc.[1]	1,979,054	90,502
	Citigroup, Inc.	1,327,988	83,185
	S&P Global, Inc.	87,615	44,967
	Fannie Mae[1,2]	3,620,466	4,345
			24,832,353

Energy 2.68%
	EOG Resources, Inc.	13,024,105	1,677,765
	Cenovus Energy, Inc. (CAD denominated)	47,784,438	886,085
	Cenovus Energy, Inc.	18,837,206	349,242
	Canadian Natural Resources, Ltd. (CAD denominated)	24,985,107	904,370
	Halliburton Co.	25,631,299	796,877
	Schlumberger NV	17,751,652	780,895

The Growth Fund of America	4

Common stocks (continued)		Shares	Value (000)
Energy (continued)
	ConocoPhillips	5,668,604	$645,030
	Exxon Mobil Corp.	5,101,270	601,644
	Chevron Corp.	2,559,602	378,693
	Cheniere Energy, Inc.	1,800,966	333,647
	Tourmaline Oil Corp.[2]	3,262,639	148,697
	Weatherford International	1,241,240	130,256
			7,633,201

Materials 2.14%
	Linde PLC	2,884,066	1,379,304
	Freeport-McMoRan, Inc.	20,473,935	906,586
	Celanese Corp.[3]	6,897,250	900,781
	Sherwin-Williams Co.	1,923,459	710,468
	Sika AG	1,356,820	434,901
	ATI, Inc.[1]	5,994,109	382,904
	Steel Dynamics, Inc.	2,733,506	326,681
	Glencore PLC	38,011,292	201,437
	Air Products and Chemicals, Inc.	700,000	195,195
	Albemarle Corp.	2,000,000	180,500
	Vulcan Materials Co.	672,949	165,014
	Lundin Mining Corp.	14,110,481	146,377
	Barrick Gold Corp.	7,077,141	142,887
	Shin-Etsu Chemical Co., Ltd.	655,000	29,035
			6,102,070

Consumer staples 1.93%
	Philip Morris International, Inc.	13,374,284	1,648,915
	Costco Wholesale Corp.	1,172,858	1,046,635
	Target Corp.	2,576,368	395,782
	British American Tobacco PLC	9,819,777	367,055
	Keurig Dr Pepper, Inc.	8,768,906	321,030
	Performance Food Group Co.[1]	3,843,642	286,889
	Monster Beverage Corp.[1]	5,250,669	247,464
	L’Oréal SA, non-registered shares	322,893	141,630
	L’Oréal SA, bonus shares	230,933	101,294
	Celsius Holdings, Inc.[1]	6,074,755	231,023
	Dollar General Corp.	2,332,059	193,491
	Dollar Tree Stores, Inc.[1]	1,816,396	153,467
	Constellation Brands, Inc., Class A	585,680	140,979
	Avenue Supermarts, Ltd.[1]	2,130,914	125,520
	Fever-Tree Drinks PLC[3]	7,030,723	82,520
			5,483,694

Utilities 0.75%
	Constellation Energy Corp.	5,156,994	1,014,381
	PG&E Corp.	39,718,989	782,464
	AES Corp.	10,590,104	181,408
	NextEra Energy, Inc.	2,031,485	163,555
			2,141,808

Real estate 0.20%
	Zillow Group, Inc., Class C, nonvoting shares[1]	5,369,388	296,927
	CoStar Group, Inc.[1]	2,850,314	220,329
	Crown Castle, Inc. REIT	379,728	42,537
	American Tower Corp. REIT	99,900	22,384
			582,177
	Total common stocks (cost: $118,863,817,000)		274,043,945
Preferred securities 0.33%
Financials 0.16%
	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	49,820,138	212,234
	Fannie Mae, Series T, 8.25% noncumulative preferred shares[1]	6,954,484	26,358
	Fannie Mae, Series O, 7.00% noncumulative preferred shares[1]	1,739,366	11,219
	Fannie Mae, Series R, 7.625% noncumulative preferred shares[1]	837,675	2,699
	Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 6.288% noncumulative preferred shares[1,6,7]	190,000	564

5	The Growth Fund of America

Preferred securities (continued)		Shares	Value (000)
Financials (continued)
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	53,399,510	$210,928
	Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares[1]	239,000	741
	Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares[1]	212,500	646
			465,389

Information technology 0.11%
	Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,4,5]	7,098,300	195,274
	Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,4,5]	604,130	16,620
	Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,4,5]	396,250	10,901
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4,5]	376,444	10,356
	Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,4,5]	214,287	5,895
	Chime Financial, Inc., Series G, preferred shares[1,4,5]	1,433,730	37,965
	PsiQuantum Corp., Series D, preferred shares[1,4,5]	613,889	24,408
	Tipalti Solutions, Ltd., Series F, preferred shares[1,4,5]	3,800,381	20,104
			321,523

Consumer discretionary 0.05%
	Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4,5]	1,164,589	91,072
	Waymo, LLC, Series B-2, noncumulative preferred shares[1,4,5]	163,537	12,789
	GM Cruise Holdings, LLC, Series F, preferred shares[1,4,5]	5,205,500	20,510
			124,371

Industrials 0.01%
	ABL Space Systems Co., Series B2, 5.00% PIK cumulative preferred shares[1,4,5,8]	576,000	18,836
	ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,4,5]	188,983	6,180
	Einride AB, Series C, preferred shares[1,4,5]	375,684	10,857
			35,873
	Total preferred securities (cost: $1,154,981,000)		947,156
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,4]	180,549	— [9]

Industrials 0.00%
	ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,4,5]	141,737	— [9]
	Total rights & warrants (cost: $0)		— [9]
Short-term securities 3.54%
Money market investments 3.46%
	Capital Group Central Cash Fund 5.30%[3,10]	98,343,177	9,837,268

Money market investments purchased with collateral from securities on loan 0.08%
	Capital Group Central Cash Fund 5.30%[3,10,11]	1,799,872	180,041
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.21%[10,11]	50,289,053	50,289
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.18%[10,11]	82,593	83
			230,413
	Total short-term securities (cost: $10,064,302,000)		10,067,681
	Total investment securities 100.08% (cost: $130,083,100,000)		285,058,782
	Other assets less liabilities (0.08)%		(224,014)
	Net assets 100.00%		$284,834,768

The Growth Fund of America	6

Investments in affiliates3

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2024 (000)	Dividend or interest income (000)
Common stocks 3.23%
Information technology 0.02%
Wolfspeed, Inc. [1,2]	$422,651	$—	$21,368	$(147,559)	$(183,924)	$69,800	$—
Consumer discretionary 1.76%
Royal Caribbean Cruises, Ltd. [1]	2,024,207	466,752	6,233	4,772	1,394,713	3,884,211	—
Caesars Entertainment, Inc.[1]	1,099,391	115,086	453,655	(237,414)	(58,192)	465,216	—
Mattel, Inc.[1]	360,907	23,353	5,395	(138)	(51,819)	326,908	—
Polaris, Inc.	432,362	—	1,344	89	(105,679)	325,428	7,573
Floor & Decor Holdings, Inc., Class A1,12	532,171	89,533	176,361	1,030	33,835	—	—
Norwegian Cruise Line Holdings, Ltd.[1,12]	295,756	270,313	376,584	(50,700)	32,599	—	—
						5,001,763
Health care 0.98%
Alnylam Pharmaceuticals, Inc. [1]	1,560,126	773,105	70,869	(35,823)	560,451	2,786,990	—
Karuna Therapeutics, Inc.[13]	456,981	3,866	779,246	355,422	(37,023)	—	—
NovoCure, Ltd.[1,12]	160,270	—	54,945	(220,876)	179,754	—	—
						2,786,990
Industrials 0.00%
Carrier Global Corp. [12]	2,909,404	39,149	491,982	128,741	445,653	—	33,228
Chart Industries, Inc.[13]	477,436	—	391,024	(33,012)	(53,400)	—	—
Robert Half, Inc.[13]	337,490	56,396	403,595	(129,717)	139,426	—	4,530
TransDigm Group, Inc.[12]	2,539,884	20,053	152,321	58,560	1,257,489	—	98,702
						—
Financials 0.12%
Essent Group, Ltd.	274,452	—	883	142	76,461	350,172	5,937
Energy 0.00%
Weatherford International [12]	403,051	—	357,057	268,481	(184,219)	—	310
Materials 0.32%
Celanese Corp.	866,173	7,882	2,836	529	29,033	900,781	19,312
Consumer staples 0.03%
Fever-Tree Drinks PLC	123,685	—	4,860	(9,185)	(27,120)	82,520	1,541
Total common stocks						9,192,026
Short-term securities 3.53%
Money market investments 3.46%
Capital Group Central Cash Fund 5.30% [10]	12,077,710	23,045,189	25,288,211	1,135	1,445	9,837,268	584,676
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 5.30% [10,11]	61,987	118,054 [14]				180,041	— [15]
Total short-term securities						10,017,309
Total 6.76%				$(45,523)	$3,449,483	$19,209,335	$755,809
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,4]	3/15/2023	$142,918	$195,274	.07%
Stripe, Inc., Class B1,4	5/6/2021-8/24/2023	45,738	31,745.01
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,4]	8/24/2023	13,012	16,620.01
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,4]	9/29/2023	8,909	10,901	.00 [16]

7	The Growth Fund of America

Restricted securities5 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4]	3/15/2021	$15,105	$10,356	.00%[16]
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,4]	8/24/2023	4,615	5,895	.00 [16]
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4]	5/1/2020	100,000	91,072.03
Waymo, LLC, Series B-2, noncumulative preferred shares[1,4]	6/11/2021	15,000	12,789.01
Verily Life Sciences, LLC[1,4]	12/21/2018	83,000	70,327.02
Epic Games, Inc.[1,4]	3/29/2021	74,560	50,549.02
Chime Financial, Inc., Series G, preferred shares[1,4]	8/24/2021	99,027	37,965.01
ABL Space Systems Co., Series B2, 5.00% PIK cumulative preferred shares[1,4,8]	10/22/2021	39,166	18,836.01
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,4]	12/14/2023	6,180	6,180	.00 [16]
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,4]	12/14/2023	— [9]	— [9]	.00 [16]
PsiQuantum Corp., Series D, preferred shares[1,4]	5/28/2021	16,100	24,408.01
GM Cruise Holdings, LLC, Series F, preferred shares[1,4]	5/7/2020	95,000	20,510.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,4]	12/1/2021	65,064	20,104.01
Einride AB, Series C, preferred shares[1,4]	11/23/2022-5/3/2024	12,773	10,857.01
Einride AB1,4	2/1/2023	9,092	7,728	.00 [16]
Total		$845,259	$642,116	.23%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $242,201,000, which represented .09% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $642,116,000, which represented .23% of the net assets of the fund.

[6]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Amount less than one thousand.
[10]	Rate represents the seven-day yield at 8/31/2024.
[11]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[12]	Affiliated issuer during the reporting period but no longer an affiliate at 8/31/2024. Refer to the investment portfolio for the security value at 8/31/2024.
[13]	Affiliated issuer during the reporting period but no longer held at 8/31/2024.
[14]	Represents net activity. Refer to Note 5 for more information on securities lending.
[15]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[16]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

The Growth Fund of America	8

Financial statements
Statement of assets and liabilities at August 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value (includes $242,201 of investment securities on loan):
Unaffiliated issuers (cost: $113,846,183)	$265,849,447
Affiliated issuers (cost: $16,236,917)	19,209,335	$285,058,782
Cash		6,554
Cash denominated in currencies other than U.S. dollars (cost: $3)		3
Cash collateral received for securities on loan		25,601
Receivables for:
Sales of investments	182,364
Sales of fund’s shares	122,109
Dividends and interest	153,353
Securities lending income	143
Other	303	458,272
		285,549,212
Liabilities:
Collateral for securities on loan		256,014
Payables for:
Purchases of investments	179,661
Repurchases of fund’s shares	152,116
Investment advisory services	59,899
Services provided by related parties	53,253
Trustees’ deferred compensation	7,791
Other	5,710	458,430
Net assets at August 31, 2024		$284,834,768
Net assets consist of:
Capital paid in on shares of beneficial interest		$111,680,964
Total distributable earnings (accumulated loss)		173,153,804
Net assets at August 31, 2024		$284,834,768

Refer to the notes to financial statements.

9	The Growth Fund of America

Financial statements (continued)
Statement of assets and liabilities at August 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,798,153 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$143,792,623	1,907,864	$75.37
Class C	3,748,286	57,398	65.30
Class T	16	— *	75.37
Class F-1	6,323,149	84,653	74.69
Class F-2	38,784,556	515,804	75.19
Class F-3	13,537,790	179,278	75.51
Class 529-A	14,380,051	193,949	74.14
Class 529-C	343,239	5,248	65.40
Class 529-E	400,888	5,507	72.80
Class 529-T	27	— *	75.34
Class 529-F-1	15	— *	73.97
Class 529-F-2	1,316,105	17,473	75.32
Class 529-F-3	203	3	75.25
Class R-1	320,923	4,807	66.76
Class R-2	2,307,050	34,036	67.78
Class R-2E	262,681	3,628	72.39
Class R-3	4,999,298	68,554	72.92
Class R-4	5,002,745	67,176	74.47
Class R-5E	1,379,035	18,515	74.48
Class R-5	2,790,896	36,994	75.44
Class R-6	45,145,192	597,266	75.59
*
Amount less than one thousand.
Refer to the notes to financial statements.

The Growth Fund of America	10

Financial statements (continued)
Statement of operations for the year ended August 31, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $42,927; also includes $755,809 from affiliates)	$2,585,816
Interest from unaffiliated issuers	5,541
Securities lending income (net of fees)	1,438	$2,592,795
Fees and expenses*:
Investment advisory services	662,358
Distribution services	451,879
Transfer agent services	178,525
Administrative services	77,232
529 plan services	8,423
Reports to shareholders	4,425
Registration statement and prospectus	2,681
Trustees’ compensation	2,212
Auditing and legal	475
Custodian	3,185
Other	307	1,391,702
Net investment income		1,201,093
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $3,204):
Unaffiliated issuers	20,261,644
Affiliated issuers	(45,523)
In-kind redemptions	454,156
Currency transactions	(4,582)	20,665,695
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $3,180):
Unaffiliated issuers	42,794,669
Affiliated issuers	3,449,483
Currency translations	357	46,244,509
Net realized gain (loss) and unrealized appreciation (depreciation)		66,910,204
Net increase (decrease) in net assets resulting from operations		$68,111,297
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2024	2023

Operations:
Net investment income	$1,201,093	$1,463,436
Net realized gain (loss)	20,665,695	15,592,246
Net unrealized appreciation (depreciation)	46,244,509	18,725,785
Net increase (decrease) in net assets resulting from operations	68,111,297	35,781,467
Distributions paid to shareholders	(17,584,352)	(7,845,242)
Net capital share transactions	(1,018,212)	(5,638,235)
Total increase (decrease) in net assets	49,508,733	22,297,990
Net assets:
Beginning of year	235,326,035	213,028,045
End of year	$284,834,768	$235,326,035
Refer to the notes to financial statements.

11	The Growth Fund of America

Notes to financial statements
1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

The Growth Fund of America	12

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

13	The Growth Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$68,089,132	$5,231,156	$31,745	$73,352,033
Consumer discretionary	39,297,000	2,444,935	—	41,741,935
Health care	39,570,203	1,839,673	70,327	41,480,203
Communication services	35,668,306	853,790	50,549	36,572,645
Industrials	31,933,259	2,180,839	7,728	34,121,826
Financials	24,324,921	507,432	—	24,832,353
Energy	7,633,201	—	—	7,633,201
Materials	5,436,697	665,373	—	6,102,070
Consumer staples	4,665,675	818,019	—	5,483,694
Utilities	2,141,808	—	—	2,141,808
Real estate	582,177	—	—	582,177
Preferred securities	465,389	—	481,767	947,156
Rights & warrants	—	—	— *	— *
Short-term securities	10,067,681	—	—	10,067,681
Total	$269,875,449	$14,541,217	$642,116	$285,058,782
*
Amount less than one thousand.

The Growth Fund of America	14

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

15	The Growth Fund of America

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of August 31, 2024, the total value of securities on loan was $242,201,000, and the total value of collateral received was $256,014,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended August 31, 2024, the fund recognized $166,000 in EU reclaims (net of $34,000 in fees and the effect of realized gain or loss from currency translations) and $98,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S. and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The Growth Fund of America	16

During the year ended August 31, 2024, the fund reclassified $1,203,097,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of August 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$1,049,937
Undistributed long-term capital gains	17,508,725
Gross unrealized appreciation on investments	157,788,768
Gross unrealized depreciation on investments	(3,182,959)
Net unrealized appreciation (depreciation) on investments	154,605,809
Cost of investments	130,452,973
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended August 31, 2024			Year ended August 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$683,157	$7,940,924	$8,624,081	$307,380	$3,429,760	$3,737,140
Class C	—	249,484	249,484	2	117,785	117,787
Class T	— *	1	1	— *	— *	— *
Class F-1	29,257	370,402	399,659	12,410	173,346	185,756
Class F-2	253,465	2,156,455	2,409,920	143,132	909,282	1,052,414
Class F-3	96,454	733,988	830,442	61,984	318,394	380,378
Class 529-A	66,100	811,383	877,483	29,180	354,906	384,086
Class 529-C	—	23,919	23,919	— *	12,044	12,044
Class 529-E	1,154	23,521	24,675	59	10,547	10,606
Class 529-T	— *	1	1	— *	1	1
Class 529-F-1	— *	1	1	— *	— *	— *
Class 529-F-2	7,997	66,449	74,446	4,285	26,021	30,306
Class 529-F-3	— *	2	2	— *	1	1
Class R-1	—	20,837	20,837	—	9,831	9,831
Class R-2	—	144,914	144,914	—	64,186	64,186
Class R-2E	408	15,372	15,780	—	6,495	6,495
Class R-3	12,906	297,617	310,523	—	137,213	137,213
Class R-4	22,522	295,691	318,213	12,048	165,279	177,327
Class R-5E	8,961	80,465	89,426	4,958	34,260	39,218
Class R-5	20,366	160,135	180,501	8,080	46,013	54,093
Class R-6	347,025	2,643,019	2,990,044	235,139	1,211,221	1,446,360
Total	$1,549,772	$16,034,580	$17,584,352	$818,657	$7,026,585	$7,845,242
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.225% on such assets in excess of $341 billion. For the year ended August 31, 2024, the investment advisory services fees were $662,358,000, which were equivalent to an annualized rate of 0.257% of average daily net assets.

17	The Growth Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2024, the 529 plan services fees were $8,423,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

The Growth Fund of America	18

For the year ended August 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$313,271	$98,548	$38,711	Not applicable
Class C	34,672	2,670	1,048	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	14,410	7,213	1,758	Not applicable
Class F-2	Not applicable	36,643	10,398	Not applicable
Class F-3	Not applicable	155	3,591	Not applicable
Class 529-A	29,465	9,220	3,904	$7,388
Class 529-C	3,274	240	100	190
Class 529-E	1,811	161	111	209
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	546	336	636
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	2,971	274	90	Not applicable
Class R-2	15,859	7,186	634	Not applicable
Class R-2E	1,417	470	71	Not applicable
Class R-3	23,068	6,810	1,389	Not applicable
Class R-4	11,661	4,628	1,402	Not applicable
Class R-5E	Not applicable	1,919	386	Not applicable
Class R-5	Not applicable	1,292	778	Not applicable
Class R-6	Not applicable	550	12,525	Not applicable

Total class-specific expenses	$451,879	$178,525	$77,232	$8,423
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $2,212,000 in the fund’s statement of operations reflects $839,000 in current fees (either paid in cash or deferred) and a net increase of $1,373,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,121,640,000 and $2,893,062,000, respectively, which generated $477,039,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2024.

19	The Growth Fund of America

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2024
Class A	$7,574,584	112,787	$8,492,324	136,467	$(14,063,129)	(209,455)	$2,003,779	39,799
Class C	513,180	8,773	248,697	4,588	(964,227)	(16,485)	(202,350)	(3,124)
Class T	—	—	—	—	—	—	—	—
Class F-1	157,402	2,365	395,444	6,409	(932,538)	(14,206)	(379,692)	(5,432)
Class F-2	6,203,949	92,924	2,341,056	37,759	(7,713,236)	(114,954)	831,769	15,729
Class F-3	2,109,975	31,288	814,669	13,096	(2,570,099)	(38,487)	354,545	5,897
Class 529-A	1,249,932	18,874	877,113	14,322	(1,989,733)	(29,865)	137,312	3,331
Class 529-C	71,844	1,232	23,914	440	(138,681)	(2,362)	(42,923)	(690)
Class 529-E	33,603	518	24,672	410	(64,453)	(985)	(6,178)	(57)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	242,948	3,603	74,427	1,198	(164,806)	(2,418)	152,569	2,383
Class 529-F-3	147	2	3	— †	—	—	150	2
Class R-1	41,135	691	20,789	375	(77,173)	(1,288)	(15,249)	(222)
Class R-2	350,154	5,787	144,778	2,573	(528,285)	(8,724)	(33,353)	(364)
Class R-2E	50,167	785	15,780	263	(63,954)	(995)	1,993	53
Class R-3	618,890	9,525	309,549	5,128	(1,134,684)	(17,476)	(206,245)	(2,823)
Class R-4	525,539	7,912	317,919	5,169	(1,104,247)	(16,549)	(260,789)	(3,468)
Class R-5E	291,639	4,326	89,409	1,455	(427,115)	(6,266)	(46,067)	(485)
Class R-5	334,223	5,015	179,859	2,893	(637,948)	(9,493)	(123,866)	(1,585)
Class R-6	3,370,256	50,205	2,977,264	47,812	(9,531,140)	(144,086)	(3,183,620)	(46,069)
Total net increase (decrease)	$23,739,567	356,612	$17,347,669	280,357	$(42,105,448)	(634,094)	$(1,018,212)	2,875
Refer to the end of the table for footnotes.

The Growth Fund of America	20

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2023
Class A	$5,725,386	103,577	$3,678,194	73,549	$(11,399,414)	(208,515)	$(1,995,834)	(31,389)
Class C	395,297	8,137	117,298	2,662	(821,682)	(17,004)	(309,087)	(6,205)
Class T	—	—	—	—	—	—	—	—
Class F-1	153,056	2,807	183,315	3,695	(760,638)	(13,965)	(424,267)	(7,463)
Class F-2	4,403,320	80,038	1,021,834	20,506	(6,522,635)	(119,804)	(1,097,481)	(19,260)
Class F-3	2,538,667	46,796	373,087	7,464	(2,360,222)	(42,461)	551,532	11,799
Class 529-A	882,036	16,166	383,966	7,793	(1,521,961)	(27,595)	(255,959)	(3,636)
Class 529-C	61,040	1,257	12,037	273	(124,227)	(2,543)	(51,150)	(1,013)
Class 529-E	27,482	509	10,604	219	(53,189)	(981)	(15,103)	(253)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	153,664	2,779	30,299	607	(129,292)	(2,326)	54,671	1,060
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	32,457	655	9,819	218	(63,237)	(1,264)	(20,961)	(391)
Class R-2	304,034	6,049	64,127	1,405	(443,328)	(8,868)	(75,167)	(1,414)
Class R-2E	31,358	594	6,493	134	(38,209)	(717)	(358)	11
Class R-3	529,977	9,848	136,794	2,813	(976,948)	(18,252)	(310,177)	(5,591)
Class R-4	448,671	8,189	177,216	3,584	(1,983,581)	(34,628)	(1,357,694)	(22,855)
Class R-5E	201,997	3,748	39,212	794	(207,623)	(3,811)	33,586	731
Class R-5	1,081,748	17,761	53,737	1,076	(365,230)	(6,659)	770,255	12,178
Class R-6	3,706,018	68,610	1,440,755	28,798	(6,281,816)	(112,663)	(1,135,043)	(15,255)
Total net increase (decrease)	$20,676,208	377,520	$7,738,789	155,590	$(34,053,232)	(622,056)	$(5,638,235)	(88,946)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $61,869,635,000 and $76,910,869,000, respectively, during the year ended August 31, 2024.

21	The Growth Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2024	$62.30	$.27	$17.47	$17.74	$(.37 )	$(4.30)	$(4.67)	$75.37	30.05%	$143,793	.61%	.61%	.39%
8/31/2023	55.10	.34	8.87	9.21	(.17 )	(1.84)	(2.01)	62.30	17.60	116,384.63		.63	.61
8/31/2022	78.42	.15	(17.40)	(17.25)	(.06 )	(6.01)	(6.07)	55.10	(23.78)	104,664.60		.60	.23
8/31/2021	63.18	.05	18.10	18.15	(.17 )	(2.74)	(2.91)	78.42	29.49	144,012.61		.61	.07
8/31/2020	49.39	.22	17.23	17.45	(.38 )	(3.28)	(3.66)	63.18	37.07	114,585.64		.64	.42
Class C:
8/31/2024	54.60	(.21 )	15.21	15.00	—	(4.30)	(4.30)	65.30	29.09	3,748	1.36	1.36	(.35 )
8/31/2023	48.73	(.07 )	7.78	7.71	— [5]	(1.84)	(1.84)	54.60	16.72	3,305	1.38	1.38	(.14 )
8/31/2022	70.50	(.32 )	(15.44)	(15.76)	—	(6.01)	(6.01)	48.73	(24.36)	3,252	1.36	1.36	(.53 )
8/31/2021	57.32	(.42 )	16.34	15.92	—	(2.74)	(2.74)	70.50	28.54	4,852	1.35	1.35	(.68 )
8/31/2020	45.09	(.14 )	15.65	15.51	— [5]	(3.28)	(3.28)	57.32	36.07	4,153	1.38	1.38	(.30 )
Class T:
8/31/2024	62.31	.44	17.46	17.90	(.54 )	(4.30)	(4.84)	75.37	30.39 [6]	— [7]	.35 [6]	.35 [6]	.66 [6]
8/31/2023	55.13	.49	8.85	9.34	(.32 )	(1.84)	(2.16)	62.31	17.92 [6]	— [7]	.36 [6]	.36 [6]	.88 [6]
8/31/2022	78.44	.31	(17.38)	(17.07)	(.23 )	(6.01)	(6.24)	55.13	(23.58)[6]	— [7]	.36 [6]	.36 [6]	.47 [6]
8/31/2021	63.19	.20	18.10	18.30	(.31 )	(2.74)	(3.05)	78.44	29.76 [6]	— [7]	.38 [6]	.38 [6]	.29 [6]
8/31/2020	49.39	.34	17.24	17.58	(.50 )	(3.28)	(3.78)	63.19	37.40 [6]	— [7]	.40 [6]	.40 [6]	.66 [6]
Class F-1:
8/31/2024	61.78	.23	17.32	17.55	(.34 )	(4.30)	(4.64)	74.69	29.98	6,323.66		.66	.35
8/31/2023	54.64	.32	8.79	9.11	(.13 )	(1.84)	(1.97)	61.78	17.57	5,566.66		.66	.58
8/31/2022	77.79	.11	(17.25)	(17.14)	—	(6.01)	(6.01)	54.64	(23.82)	5,330.66		.66	.16
8/31/2021	62.70	.01	17.95	17.96	(.13 )	(2.74)	(2.87)	77.79	29.40	7,747.66		.66	.02
8/31/2020	49.02	.20	17.11	17.31	(.35 )	(3.28)	(3.63)	62.70	37.05	8,196.67		.67	.40
Class F-2:
8/31/2024	62.17	.41	17.42	17.83	(.51 )	(4.30)	(4.81)	75.19	30.32	38,785.40		.40	.61
8/31/2023	55.00	.46	8.84	9.30	(.29 )	(1.84)	(2.13)	62.17	17.87	31,088.41		.41	.84
8/31/2022	78.29	.29	(17.35)	(17.06)	(.22 )	(6.01)	(6.23)	55.00	(23.62)	28,563.40		.40	.43
8/31/2021	63.07	.19	18.07	18.26	(.30 )	(2.74)	(3.04)	78.29	29.76	37,459.40		.40	.28
8/31/2020	49.30	.34	17.20	17.54	(.49 )	(3.28)	(3.77)	63.07	37.38	28,682.41		.41	.65
Class F-3:
8/31/2024	62.41	.48	17.49	17.97	(.57 )	(4.30)	(4.87)	75.51	30.46	13,538.29		.29	.71
8/31/2023	55.22	.52	8.87	9.39	(.36 )	(1.84)	(2.20)	62.41	17.99	10,820.30		.30	.94
8/31/2022	78.57	.36	(17.40)	(17.04)	(.30 )	(6.01)	(6.31)	55.22	(23.53)	8,922.29		.29	.54
8/31/2021	63.28	.26	18.13	18.39	(.36 )	(2.74)	(3.10)	78.57	29.88	11,555.30		.30	.38
8/31/2020	49.45	.39	17.26	17.65	(.54 )	(3.28)	(3.82)	63.28	37.53	8,120.31		.31	.75
Class 529-A:
8/31/2024	61.36	.24	17.19	17.43	(.35 )	(4.30)	(4.65)	74.14	30.00	14,380.65		.65	.36
8/31/2023	54.31	.31	8.73	9.04	(.15 )	(1.84)	(1.99)	61.36	17.55	11,697.67		.67	.58
8/31/2022	77.37	.13	(17.14)	(17.01)	(.04 )	(6.01)	(6.05)	54.31	(23.79)	10,549.64		.64	.20
8/31/2021	62.38	.02	17.87	17.89	(.16 )	(2.74)	(2.90)	77.37	29.45	14,481.64		.64	.03
8/31/2020	48.80	.20	17.01	17.21	(.35 )	(3.28)	(3.63)	62.38	37.01	11,695.68		.68	.38
Refer to the end of the table for footnotes.

The Growth Fund of America	22

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2024	$54.70	$(.23 )	$15.23	$15.00	$—	$(4.30)	$(4.30)	$65.40	29.03%	$343	1.40%	1.40%	(.39 )%
8/31/2023	48.85	(.10 )	7.79	7.69	—	(1.84)	(1.84)	54.70	16.64	325	1.44	1.44	(.20 )
8/31/2022	70.68	(.35 )	(15.47)	(15.82)	—	(6.01)	(6.01)	48.85	(24.39)	340	1.41	1.41	(.59 )
8/31/2021	57.48	(.44 )	16.38	15.94	—	(2.74)	(2.74)	70.68	28.49	561	1.38	1.38	(.71 )
8/31/2020	45.23	(.15 )	15.68	15.53	—	(3.28)	(3.28)	57.48	35.98	544	1.42	1.42	(.31 )
Class 529-E:
8/31/2024	60.33	.08	16.90	16.98	(.21 )	(4.30)	(4.51)	72.80	29.72	401.88		.88	.12
8/31/2023	53.41	.18	8.59	8.77	(.01 )	(1.84)	(1.85)	60.33	17.26	335.91		.91	.33
8/31/2022	76.33	(.04 )	(16.87)	(16.91)	—	(6.01)	(6.01)	53.41	(23.98)	311.88		.88	(.05 )
8/31/2021	61.59	(.14 )	17.64	17.50	(.02 )	(2.74)	(2.76)	76.33	29.14	447.88		.88	(.21 )
8/31/2020	48.22	.08	16.80	16.88	(.23 )	(3.28)	(3.51)	61.59	36.70	372.90		.90	.16
Class 529-T:
8/31/2024	62.29	.39	17.46	17.85	(.50 )	(4.30)	(4.80)	75.34	30.30 [6]	— [7]	.42 [6]	.42 [6]	.59 [6]
8/31/2023	55.10	.46	8.86	9.32	(.29 )	(1.84)	(2.13)	62.29	17.87 [6]	— [7]	.41 [6]	.41 [6]	.83 [6]
8/31/2022	78.41	.28	(17.39)	(17.11)	(.19 )	(6.01)	(6.20)	55.10	(23.64)[6]	— [7]	.41 [6]	.41 [6]	.42 [6]
8/31/2021	63.17	.16	18.10	18.26	(.28 )	(2.74)	(3.02)	78.41	29.71 [6]	— [7]	.44 [6]	.44 [6]	.24 [6]
8/31/2020	49.38	.32	17.23	17.55	(.48 )	(3.28)	(3.76)	63.17	37.33 [6]	— [7]	.44 [6]	.44 [6]	.62 [6]
Class 529-F-1:
8/31/2024	61.23	.38	17.14	17.52	(.48 )	(4.30)	(4.78)	73.97	30.28 [6]	— [7]	.43 [6]	.43 [6]	.57 [6]
8/31/2023	54.19	.42	8.71	9.13	(.25 )	(1.84)	(2.09)	61.23	17.80 [6]	— [7]	.46 [6]	.46 [6]	.77 [6]
8/31/2022	77.23	.23	(17.09)	(16.86)	(.17 )	(6.01)	(6.18)	54.19	(23.68)[6]	— [7]	.48 [6]	.48 [6]	.35 [6]
8/31/2021	62.24	.13	17.88	18.01	(.28 )	(2.74)	(3.02)	77.23	29.74 [6]	— [7]	.42 [6]	.42 [6]	.22 [6]
8/31/2020	48.69	.31	16.99	17.30	(.47 )	(3.28)	(3.75)	62.24	37.35	642.45		.45	.61
Class 529-F-2:
8/31/2024	62.28	.41	17.45	17.86	(.52 )	(4.30)	(4.82)	75.32	30.33	1,316.40		.40	.60
8/31/2023	55.10	.47	8.85	9.32	(.30 )	(1.84)	(2.14)	62.28	17.88	940.38		.38	.86
8/31/2022	78.40	.29	(17.37)	(17.08)	(.21 )	(6.01)	(6.22)	55.10	(23.61)	773.40		.40	.44
8/31/2021[8,9]	59.21	.15	22.06	22.21	(.28 )	(2.74)	(3.02)	78.40	38.38 [10]	932	.43 [11]	.43 [11]	.26 [11]
Class 529-F-3:
8/31/2024	62.21	.39	17.48	17.87	(.53 )	(4.30)	(4.83)	75.25	30.39	— [7]	.35	.35	.56
8/31/2023	55.05	.48	8.85	9.33	(.33 )	(1.84)	(2.17)	62.21	17.93	— [7]	.36	.36	.88
8/31/2022	78.35	.32	(17.36)	(17.04)	(.25 )	(6.01)	(6.26)	55.05	(23.58)	— [7]	.35	.35	.49
8/31/2021[8,9]	59.21	.19	22.06	22.25	(.37 )	(2.74)	(3.11)	78.35	38.45 [10]	— [7]	.38 [11]	.35 [11]	.32 [11]
Class R-1:
8/31/2024	55.74	(.22 )	15.54	15.32	—	(4.30)	(4.30)	66.76	29.06	321	1.38	1.38	(.37 )
8/31/2023	49.71	(.07 )	7.94	7.87	—	(1.84)	(1.84)	55.74	16.72	280	1.38	1.38	(.14 )
8/31/2022	71.80	(.33 )	(15.75)	(16.08)	—	(6.01)	(6.01)	49.71	(24.36)	269	1.38	1.38	(.55 )
8/31/2021	58.35	(.45 )	16.64	16.19	—	(2.74)	(2.74)	71.80	28.49	402	1.38	1.38	(.70 )
8/31/2020	45.86	(.16 )	15.93	15.77	—	(3.28)	(3.28)	58.35	36.01	388	1.40	1.40	(.33 )
Refer to the end of the table for footnotes.

23	The Growth Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2024	$56.54	$(.23 )	$15.77	$15.54	$—	$(4.30)	$(4.30)	$67.78	29.05%	$2,307	1.38%	1.38%	(.37 )%
8/31/2023	50.40	(.08 )	8.06	7.98	—	(1.84)	(1.84)	56.54	16.71	1,945	1.39	1.39	(.15 )
8/31/2022	72.72	(.35 )	(15.96)	(16.31)	—	(6.01)	(6.01)	50.40	(24.37)	1,805	1.40	1.40	(.57 )
8/31/2021	59.07	(.46 )	16.85	16.39	—	(2.74)	(2.74)	72.72	28.49	2,672	1.39	1.39	(.71 )
8/31/2020	46.39	(.16 )	16.12	15.96	—	(3.28)	(3.28)	59.07	36.01	2,337	1.40	1.40	(.34 )
Class R-2E:
8/31/2024	60.05	(.05 )	16.80	16.75	(.11 )	(4.30)	(4.41)	72.39	29.43	263	1.09	1.09	(.08 )
8/31/2023	53.25	.08	8.56	8.64	—	(1.84)	(1.84)	60.05	17.06	215	1.10	1.10	.14
8/31/2022	76.28	(.18 )	(16.84)	(17.02)	—	(6.01)	(6.01)	53.25	(24.15)	190	1.10	1.10	(.27 )
8/31/2021	61.67	(.28 )	17.63	17.35	—	(2.74)	(2.74)	76.28	28.85	291	1.09	1.09	(.42 )
8/31/2020	48.30	(.02 )	16.83	16.81	(.16 )	(3.28)	(3.44)	61.67	36.44	252	1.11	1.11	(.04 )
Class R-3:
8/31/2024	60.44	.05	16.92	16.97	(.19 )	(4.30)	(4.49)	72.92	29.62	4,999.94		.94	.07
8/31/2023	53.51	.16	8.61	8.77	—	(1.84)	(1.84)	60.44	17.22	4,314.94		.94	.30
8/31/2022	76.50	(.08 )	(16.90)	(16.98)	—	(6.01)	(6.01)	53.51	(24.02)	4,118.94		.94	(.12 )
8/31/2021	61.75	(.18 )	17.67	17.49	—	(2.74)	(2.74)	76.50	29.05	6,233.94		.94	(.26 )
8/31/2020	48.32	.06	16.84	16.90	(.19 )	(3.28)	(3.47)	61.75	36.63	5,794.95		.95	.12
Class R-4:
8/31/2024	61.59	.24	17.27	17.51	(.33 )	(4.30)	(4.63)	74.47	30.00	5,003.64		.64	.37
8/31/2023	54.47	.32	8.77	9.09	(.13 )	(1.84)	(1.97)	61.59	17.59	4,351.65		.65	.59
8/31/2022	77.58	.12	(17.20)	(17.08)	(.02 )	(6.01)	(6.03)	54.47	(23.81)	5,093.64		.64	.18
8/31/2021	62.53	.02	17.92	17.94	(.15 )	(2.74)	(2.89)	77.58	29.44	7,878.64		.64	.03
8/31/2020	48.89	.21	17.06	17.27	(.35 )	(3.28)	(3.63)	62.53	37.06	7,403.65		.65	.42
Class R-5E:
8/31/2024	61.62	.38	17.26	17.64	(.48 )	(4.30)	(4.78)	74.48	30.27	1,379.44		.44	.57
8/31/2023	54.53	.43	8.77	9.20	(.27 )	(1.84)	(2.11)	61.62	17.82	1,171.45		.45	.79
8/31/2022	77.70	.25	(17.20)	(16.95)	(.21 )	(6.01)	(6.22)	54.53	(23.66)	996.45		.45	.39
8/31/2021	62.61	.16	17.94	18.10	(.27 )	(2.74)	(3.01)	77.70	29.69	1,337.44		.44	.23
8/31/2020	48.97	.31	17.09	17.40	(.48 )	(3.28)	(3.76)	62.61	37.36	990.45		.45	.61
Class R-5:
8/31/2024	62.36	.45	17.48	17.93	(.55 )	(4.30)	(4.85)	75.44	30.41	2,791.34		.34	.67
8/31/2023	55.17	.50	8.85	9.35	(.32 )	(1.84)	(2.16)	62.36	17.93	2,406.35		.35	.90
8/31/2022	78.50	.32	(17.39)	(17.07)	(.25 )	(6.01)	(6.26)	55.17	(23.58)	1,457.34		.34	.48
8/31/2021	63.22	.23	18.12	18.35	(.33 )	(2.74)	(3.07)	78.50	29.84	2,322.34		.34	.34
8/31/2020	49.40	.37	17.24	17.61	(.51 )	(3.28)	(3.79)	63.22	37.48	2,716.35		.35	.72
Class R-6:
8/31/2024	62.46	.48	17.51	17.99	(.56 )	(4.30)	(4.86)	75.59	30.48	45,145.29		.29	.72
8/31/2023	55.26	.52	8.88	9.40	(.36 )	(1.84)	(2.20)	62.46	17.99	40,184.30		.30	.94
8/31/2022	78.63	.36	(17.42)	(17.06)	(.30 )	(6.01)	(6.31)	55.26	(23.54)	36,396.29		.29	.54
8/31/2021	63.32	.27	18.14	18.41	(.36 )	(2.74)	(3.10)	78.63	29.90	46,741.29		.29	.38
8/31/2020	49.48	.40	17.26	17.66	(.54 )	(3.28)	(3.82)	63.32	37.53	38,573.30		.30	.76
Refer to the end of the table for footnotes.

The Growth Fund of America	24

Financial highlights (continued)

	Year ended August 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[12]	25%	31%	30%	24%	28%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[10]	Not annualized.
[11]	Annualized.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

25	The Growth Fund of America

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of The Growth Fund of America:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of The Growth Fund of America (the "Fund"), including the investment portfolio, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
October 14, 2024
We have served as the auditor of one or more American Funds investment companies since 1956.

The Growth Fund of America	26

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2024:
Long-term capital gains	$16,783,484,000
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$111,837,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

27	The Growth Fund of America

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

The Growth Fund of America	28

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through November 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

29	The Growth Fund of America

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Growth Fund of America	30

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Growth Fund of America

By   /s/ Michael W. Stockton

Michael W. Stockton,

Principal Executive Officer

Date: October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Principal Executive Officer

Date: October 31, 2024

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: October 31, 2024